Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
19.	INVENTORIES

	UNITED STATES DOLLAR
	2017	2016
Gold-in-process and stockpiles	305.4	234.3
Consumable stores[1]	220.9	227.9

Total inventories[2]	526.3	462.2
Heap leach and stockpiles inventories included in non-current assets[3]	(132.8)	(132.8)

Total current inventories[4]	393.5	329.4